Intangible assets - Goodwill allocated in the Group's CGUs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 4,665,417	₩ 4,677,204
Banking
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	771,156	768,468
Credit card
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	2,901,502	2,891,498
Securities
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	0	1,265
Life insurance
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	850,238	850,238
Others
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 142,521	₩ 165,735